PREPAID EXPENSES (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Prepaid insurances	$ 62,551	$ 14,146
Prepaid payroll taxes	40,082	0
Prepaid hardware/software maintenance and support service fee	0	12,850
Prepaid media relations service fee	20,000	0
Prepaid rent	0	4,188
Prepaid expense	$ 122,633	$ 31,184